Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Note Payable [Abstract]
Notes Payable
8.	Notes Payable

On July 14, 2021, SG DevCorp, a subsidiary of the Company, issued a Real Estate Lien Note, in the principal amount of $2,000,000 (the “Short-Term Note”), secured by a Deed of Trust, dated July 14, 2021 (the “Deed of Trust”), on the Company’s 50+ acre Lake Travis project site in Lago Vista, Texas and a related Assignment of Leases and Rents, dated July 8, 2021 (“Assignment of Rents”), for net loan proceeds of approximately  $1,948,234 after fees. The Short-Term Note has a term of one (1) year, provides for payments of interest only at a rate of twelve percent (12%) per annum and may be prepaid without penalty commencing nine (9) months after its issuance date. If the Short-Term Note is prepaid prior to nine (9) months after its issuance date, a 0.5% prepayment penalty is due. The Company capitalized $20,000 in interest charges and $4,134 in debt issuance costs during the year ended December 31, 2022 related to the Lago Vista project in accordance with ASC 835-20. On July 14, 2022, the Company entered into a renewal and extension of the Short-Term Note, with a maturity date of January 14, 2023 and all other terms remaining the same.

On September 8,2022, SG DevCorp entered into a Second Real Estate Lien Note, in the principal amount of $500,000, with similar terms to the Short-Term Note (“Second Short-Term Note”). The Second Short-Term Note had a maturity date of January 14, 2023.

During January 2023, the Short-Term Note and Second Short-Term Note were extended with a maturity date of February 1, 2024.

On March 31, 2023, LV Peninsula Holding LLC (“LV Peninsula”), a Texas limited liability company and wholly owned subsidiary of SG DevCorp, pursuant to a Loan Agreement, dated March 30, 2023 (the “Loan Agreement”), issued a promissory note, in the principal amount of $5,000,000 (the “LV Note”), secured by a Deed of Trust and Security Agreement, dated March 30, 2023 (the “Deed of Trust”) on the Lake Travis project site in Lago Vista, Texas, a related Assignment of Contract Rights, dated March 30, 2023 (“Assignment of Rights”), on the project site in Lago Vista, Texas and McLean site in Durant, Oklahoma and a Mortgage, dated March 30, 2023 (“Mortgage”), on its site in Durant, Oklahoma.

The proceeds of the LV Note were used to pay off the Short-Term Note and Second Short-Term Note. The LV Note requires monthly installments of interest only, is due on April 1, 2024 and bears interest at the prime rate as published in the Wall Street Journal (currently 8.0%) plus five and 50/100 percent (5.50%), currently equaling 13.5%; provided that in no event will the interest rate be less than a floor rate of 13.5%. The LV Peninsula obligations under the LV Note have been guaranteed by SG DevCorp pursuant to a Guaranty, dated March 30, 2023 (the “Guaranty”), and may be prepaid by LV Peninsula at any time without interest or penalty. The Company incurred $406,825 of debt issuance costs and remitted $675,000 in prepaid interest in connection with the LV Note.

On October 29, 2021, SG Echo, a subsidiary of the Company, entered into a Loan Agreement (“Loan Agreement”) with the Durant Industrial Authority (the “Authority”) pursuant to which it received $750,000 to be used for renovation improvements related to the Company’s second manufacturing facility and issued to the Authority a non-interest bearing Forgivable Promissory Note in the principal amount of $750,000 (the “Forgivable Note”). The Forgivable Note is due on April 29, 2029 and guaranteed by the Company, provided, if no event of default has occurred under the Forgivable Note or Loan Agreement, one-third (1/3) of the balance of the Forgivable Note will be forgiven on April 29, 2027, one-half (1/2) of the balance of the Forgivable Note will be forgiven on April 29, 2028, and the remainder of the balance of the Forgivable Note will be forgiven on April 29, 2029. The Loan Agreement includes a covenant by SG Echo to employ a minimum of 75 full-time employees in Durant Oklahoma and pay them no less than 1.5 times the federal minimum wage, and provides SG Echo 24 months to comply with the provision.

In August 2022, SG DevCorp entered into a $148,300 promissory note (“2022 Note”) to purchase property. The 2022 Note bears annual interest at the rate of 9.75%, with interest payments due  monthly until its maturity on September 1, 2023.The 2022 Note is secured by the underlying property. During September 2023, such note was extended for a period of one year.

On February 7, 2023, the Company closed a private placement offering (the “Offering”) of One Million One Hundred Thousand Dollars ($1,100,000.00) in principal amount of the Company’s 8% convertible debenture (the “Debenture”) and a warrant (the “Peak Warrant”) to purchase up to Five Hundred Thousand (500,000) shares of the Company’s common stock, to Peak One Opportunity Fund, L.P. (“Peak One”). Pursuant to a Securities Purchase Agreement, dated February 7, 2023 (the “Purchase Agreement”), the Debenture was sold to Peak One for a purchase price of $1,000,000, representing an original issue discount of ten percent (10%).  During the nine months ended September 30, 2023, Peak One converted $700,000 of its principal balance into 466,664 shares of common stock of the Company.

In connection with the Offering the Company paid $15,000 as a non-accountable fee to Peak One to cover its accounting fees, legal fees and other transactional costs incurred in connection with the transactions contemplated by the Purchase Agreement and issued 50,000 shares of its restricted common stock (the “Commitment Shares”) to Peak One Investments, LLC (“Investments”), the general partner of Peak One.

The Debenture matures twelve months from its date of issuance and bears interest at a rate of 8% per annum payable on the maturity date. The Debenture is convertible, at the option of the holder, at any time, into such number of shares of common stock of the Company equal to the principal amount of the Debenture plus all accrued and unpaid interest at a conversion price equal to $1.50 (the “Conversion Price”), subject to adjustment for any stock splits, stock dividends, recapitalizations and similar events and in the event the Company, at any time while the Debenture is outstanding, issues, sells or grants any option to purchase, or sells or grants any right to reprice, or otherwise disposes of, or issues common stock or other securities convertible into, exercisable for, or otherwise entitle any person the right to acquire, shares of common stock, other than with respect to an Exempt Issuance (as defined in the Debenture), at an effective price per share that is lower than the then Conversion Price. In the event of any such anti-dilutive event, the Conversion Price will be reduced at the option of the holder to such lower effective price of the dilutive event, subject to a floor price of $0.40 per share, unless and until the Company obtains shareholder approval for any issuance below such floor price.

The Debenture is redeemable by the Company at a redemption price equal to 110% of the sum of the principal amount to be redeemed plus accrued interest, if any. So long as the Debenture is outstanding, upon any issuance by the Company of any security with any term more favorable to the holder of such security or with a term in favor of the holder of such security that was not similarly provided to the holder of the Debenture, then the Company shall notify the holder of such additional or more favorable term and such term, at holder’s option, will become a part of the transaction documents with the holder. In no event will the holder be entitled to convert any portion of the Debenture in excess of that portion which would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the outstanding shares of common stock, unless the holder delivers to the Company written notice at least sixty-one (61) days prior to the effective date of such notice that the provision be adjusted to 9.99%.

While the Debenture is outstanding, if the Company receives cash proceeds of more than $1,000,000 (“Minimum Threshold”) in the aggregate from any source or series of related or unrelated sources, the Company shall, within two (2) business days of Company’s receipt of such proceeds, inform the holder of such receipt, following which the holder shall have the right in its sole discretion to require the Company to immediately apply up to 50% of all proceeds received by the Company (from any source except with respect to proceeds from the issuance of equity or debt to officers and directors of the Company) after the Minimum Threshold is reached to repay the outstanding amounts owed under the Debenture.

Upon the occurrence of certain events of default specified in the Debenture, such as a failure to honor a conversion request, failure to maintain the Company’s listing, the Company’s failure to comply with its obligations under Securities Exchange Act of 1934, as amended, a breach of the Company’s representations or covenants, or the failure obtain shareholder approval within 60 days after the Exchange Cap (as defined) is reached, as amended, 110% of all amounts owed to holder under the Debenture, together with default interest at 18% per annum if any, shall then become due and payable.

The Peak Warrant expires five years from its date of issuance. The Peak Warrant is exercisable, at the option of the holder, at any time, for up to 500,000 of shares of common stock of the Company at an exercise price equal to $2.25 (the “Exercise Price”), subject to adjustment for any stock splits, stock dividends, recapitalizations and similar events and in the event the Company, at any time while the Peak Warrant is outstanding, issues, sells or grants any option to purchase, or sells or grants any right to reprice, or otherwise disposes of, or issues common stock or other securities convertible into, exercisable for, or otherwise entitle any person the right to acquire, shares of common stock, other than with respect to an Exempt Issuance, at an effective price per share that is lower than the then Exercise Price. In the event of any such anti-dilutive event, the Exercise Price will be reduced at the option of the holder to such lower effective price of the dilutive event, subject to a floor price of $0.40 per share, unless and until the Company obtains shareholder approval for any issuance below such floor price.

The number of shares of the Company’s common stock that may be issued upon conversion of the Debenture and exercise of the Peak Warrant, and inclusive of the Commitment Shares and any shares issuable under and in respect of the equity purchase agreement, dated February 7, 2023 between the Company and Peak One described below, is subject to an exchange cap (the “Exchange Cap”) of 19.99% of the outstanding number of shares of the Corporation’s common stock on the closing date, 2,760,675 shares, unless shareholder approval to exceed the Exchange Cap is approved.

The Company incurred $80,000 in debt issuance costs in connection with the Debenture. In addition, the initial fair value of the Peak Warrant amounted to $278,239 and the fair value of the restricted shares amounted to $76,000, both of which have been recorded as a debt discount and will be amortized over the effective rate method. For the three months ended September 30, 2023, the Company recognized amortization of debt issuance costs and debt discount of $20,000 and $113,560, respectively. For the nine months ended September 30, 2023, the Company recognized amortization of debt issuance costs and debt discount of $53,333 and $302,826, respectively. As of September 30, 2023, the unamortized debt issuance costs and debt discount amounted to $26,667 and $151,413, respectively.

On May 16, 2023, SG Building, entered into a Cash Advance Agreement (“Cash Advance Agreement”) with Cedar Advance LLC (“Cedar”) pursuant to which SG Building sold to Cedar $710,500 of its future receivables for a purchase price of $500,000. Cedar is expected to withdraw $25,375 a week directly from SG Building, until the $710,500 due to Cedar is paid in full. In the event of a default (as defined in the Cash Advance Agreement), Cedar, among other remedies, can demand payment in full of all amounts remaining due under the Cash Advance Agreement. SG Building’s obligations under the Cash Advance Agreement have been guaranteed by SG Echo.SG Building incurred $25,000 in debt issuance costs in connection with the Cash Advance Agreement. As of September 30, 2023, the unamortized debt issuance costs amounted to $14,286.

On September 26, 2023, SG Building and Cedar entered into a second Cash Advance Agreement pursuant to which SG Building sold to Cedar $1,171,500 of its future receivables for a purchase price of $825,000. Cedar is expected to withdraw $41,800 a week directly from SG building, until the $1,171,500 due to Cedar is paid in full. In the event of a default (as defined in the Cash Advance Agreement), Cedar, among other remedies, can demand payment in full of all amounts remaining due under the Cash Advance Agreement. SG Building’s obligations under the Cash Advance Agreement have been guaranteed by SG Echo.

In connection with the exercise of its option to acquire 19 acres of land and the approximately 56,775 square foot facility located at 101 Waldron Road in Durant Oklahoma (the “Premises”), on June 8, 2023, SG Echo issued a secured commercial promissory note, dated June 1, 2023 (the “Secured Note”), in the principal amount of $1,750,000 with SouthStar Financial, LLC, a South Carolina limited liability company (“SouthStar”), and entered into a Non-Recourse Factoring and Security Agreement, dated June 1, 2023 (the “Factoring Agreement”), with SouthStar providing for its purchase from SG Echo of up to $1,500,000 of accounts receivable, subject to reduction by South Star (the “Facility Amount”).

The Secured Note bears interest at 23% per annum and is due and payable on June 1, 2025. The Secured Note is secured by a mortgage (the “Mortgage”) on the Premises and secured by a Security Agreement, dated June 1, 2023 (the “Security Agreement”), pursuant to which SG Echo granted to SouthStar first priority security interest in all of SG Echo’s presently-owned and hereafter-acquired personal and fixture property, wherever located, including, without limitation, all accounts, goods, chattel paper, inventory, equipment, instruments, investment property, documents, deposit accounts, commercial tort claims, letters-of-credit rights, general intangibles including payment intangibles, patents, software trademarks, trade names, customer lists, supporting obligations, all proceeds and products of the foregoing. SG Echo paid to SouthStar an origination fee in the amount of 3% of the face amount of the Secured Note. Upon the occurrence of an Event of Default (as defined in the Secured Promissory Note), the default interest rate will be 28% per annum, or the maximum legal amount provided by law, whichever is greater.

The Factoring Agreement provides that upon acceptance of an account receivable for purchase SouthStar will pay to SG Echo eighty percent (80%) of the face amount of the account receivable, or such lesser percentage as agreed by the parties. SG Echo will also pay to SouthStar one and 95/100 percent (1.95%) of the face amount of the accounts receivable for the first twenty-five (25) day period after payment for the accounts receivable is transmitted to SouthStar plus one and 25/100 percent (1.25%) for each additional fifteen (15) day period or part thereof, calculated from the date of purchase until payments received by SouthStar in collected funds on the purchased accounts receivable equals the purchase price of the accounts receivable, plus all charges due SouthStar from SG Echo at the time. An additional one and 50/100 percent (1.50%) per fifteen (15) day period will be charged for invoices exceeding sixty (60) days from advance date. The Factoring Agreement provides that SG Echo may require additional funding from SouthStar (an “Overadvance”) and SouthStar may provide the Overadvance in its sole discretion. In the event of an Overadvance, SG Echo will pay SouthStar an amount equal to three and 90/100 percent (3.90%) of the amount of the Overadvance for the first twenty-five (25) day period after the Overadvance is transmitted to SouthStar plus two and 50/100 percent (2.50%) for each additional fifteen (15) day period or part thereof until payments received by SouthStar in collected funds equals the amount of the Overadvance, plus all charges due SouthStar from SG Echo at the time.

The Factoring Agreement provides that SG Echo will also pay a transactional administrative fee of $50.00 for each new account debtor submitted to it and an fee equal to 0.25% of the face amount of all purchased accounts receivable for the handling, collecting, mailing, quality assuring, insuring the risk, transmitting, and performing certain data processing services with respect to the maintenance and servicing of the purchased accounts.

As security for the payment and performance of SG Echo’s present and future obligations to SouthStar under the Factoring Agreement, SG Echo granted to SouthStar a first priority security interest in all of SG Echo’s presently-owned and hereafter-acquired personal and fixture property, wherever located, including, without limitation, all accounts, goods, chattel paper, inventory, equipment, instruments, investment property, documents, deposit accounts, commercial tort claims, letters-of-credit rights, general intangibles including payment intangibles, patents, software trademarks, trade names, customer lists, supporting obligations, all proceeds and products of the foregoing.

The Factoring Agreement has an initial term of thirty-six (36) months from the first day of the month following the date the first purchased accounts receivable is purchased. Unless terminated by SG Echo, not less than sixty (60) but not more than ninety (90) days before the end of the initial term, the Factoring Agreement will automatically extend for an additional thirty-six (36) months. SG Echo shall be required to provide the same not less than sixty (60) but not more than ninety (90) days notice during any and all renewal terms in order to terminate the Factoring Agreement, and if no notice is provided, the renewal term will extend for an additional thirty-six (36) month period.

If SouthStar has not purchased accounts receivable in a quarterly period during any initial or renewal term which exceed fifty percent (50%) of the Facility Amount per calendar quarter, in which $250,000 of the purchased accounts each month must be with ATCO Structures & Logistics (USA) Inc. (“Minimum Amount”), the Factoring Agreement provides that SG Echo will pay to SouthStar, on demand, an additional amount equal to what the charges provided for elsewhere in the Factoring Agreement would have been on the Minimum Amount assuming the number of days from the date of purchase of the Minimum Amount until receipt of payment of the Minimum Amount is thirty one (31) days, less the actual charges paid by SG Echo to SouthStar during such period.

Pursuant to a Secured Continuing Corporate Guaranty, dated June 8, 2023 (the “Corporate Guaranty”), the Company has guaranteed SG Echo’s obligations to SouthStar under the Secured Note and Factoring Agreement.

Pursuant to a Cross-Default and Cross Collateralization Agreement (the “Cross Default Agreement”), effective June 8, 2023, between SouthStar, SG Echo and the Company, SG Echo’s obligations under the Secured Note and Factoring Agreement are cross-defaulted and cross-collateralized such that any event of default under the Secured Note shall constitute an event of default under the Factoring Agreement at SouthStar’s election (and vice versa, any event of default under the Factoring Agreement shall constitute an event of default under the Secured Note at SouthStar’s election) and any collateral pledged to secure SG Echo’s obligations under the Secured Note shall also secure SG Echo’s obligations under the Factoring Agreement (and vice versa).

SG Echo incurred $60,120 in debt issuance costs in connection with the Secured Note. For the three months ended September 30, 2023, the Company recognized amortization of debt issuance costs of $10,020. As of September 30, 2023, the unamortized debt issuance costs amounted to $60,100.

On June 23 2023, SG DevCorp, entered into a Loan Agreement (the “BCV Loan Agreement”) with a Luxembourg-based specialized investment fund, BCV S&G DevCorp (“BCV S&G”), for up to $2,000,000 in proceeds, of which it originally received $1,250,000. The Loan Agreement provides that the loan provided thereunder will bear interest at 14% per annum and mature on December 1, 2024. The loan may be repaid by SG DevCo at any anytime following the twelve-month anniversary of its issue date. The loan is secured by 1,999,999 of our shares of SG DevCorp’s common stock (the “Pledged Shares”), which were pledged pursuant to an escrow agreement (the “Escrow Agreement”) with SG DevCorp’s transfer agent, and which represent 19.99% of SG DevCorp’s outstanding shares. The fees associated with the issuance include $70,000 paid to BCV S&G for the creation of the BCV Loan Agreement and $27,500 payable to BCV S&G per annum for maintaining the BCV Loan Agreement. Additionally, $37,500 in broker fees has been paid to Bridgeline Capital Partners S.A. on the principal amount raised of $1,250,000 raised to date. As of September 30, 2023, the Company has paid $35,000 in debt issuance costs. The BCV Loan Agreement provided that if SG DevCorp’s shares of common stock were not listed on The Nasdaq Stock Market on before August 30, 2023 or if following such listing the total market value of the Pledged Shares falls below twice the face value of the loan, the loan would be further secured by SG DevCorp’s St. Mary’s industrial site, consisting of 29.66 acres and a proposed manufacturing facility in St. Mary’s, Georgia. For the three months ended September 30, 2023, the Company recognized amortization of debt issuance costs of $410,118. As of September 30, 2023, the unamortized debt issuance costs amounted to $233,412.

On August 16, 2023, SG DevCorp secured an additional $500,000 in bridge funding from BCV S&G under the BCV Loan Agreement.

On August 25, 2023, SG DevCorp and BCV S&G amended the BCV Loan Agreement (“Amendment No. 1”) to change the date upon which SG DevCorp’s shares must be listed on The Nasdaq Stock Market from August 30, 2023 to September 15, 2023. According to Amendment No. 1, if SG DevCorp’s shares of common stock were not listed on The Nasdaq Stock Market before September 15, 2023 or if following such listing the total market value of the Pledged Shares falls below twice the face value of the loan, the loan will be further secured by a security interest in the St. Mary’s Site.

On September 11, 2023, SG DevCorp and BCV S&G amended the BCV Loan Agreement (“Amendment No. 2”) to change the date upon which SG DevCorp’s shares must be listed on The Nasdaq Stock Market from September 15, 2023 to September 30, 2023. According to Amendment No. 2, if SG DevCorp’s shares of common stock were not listed on The Nasdaq Stock Market before September 30, 2023 or if following such listing the total market value of the Pledged Shares falls below twice the face value of the loan, the loan will be further secured by a security interest in the St. Mary’s Site. Following the listing, the total market value of the Pledged Shares has fallen below twice the face value of the loan and SG DevCorp and BCV S&G are in discussions regarding alternatives.

10.	Notes Payable

On July 14, 2021, SG DevCorp, a subsidiary of the Company, issued a Real Estate Lien Note, in the principal amount of $2,000,000 (the “Short-Term Note”), secured by a Deed of Trust, dated July 14, 2021 (the “Deed of Trust”), on the Company’s 50+ acre Lake Travis project site in Lago Vista, Texas and a related Assignment of Leases and Rents, dated July 8, 2021 (“Assignment of Rents”), for net loan proceeds of approximately $1,948,234 after fees. The Short-Term Note has a term of one (1) year, provides for payments of interest only at a rate of twelve percent (12%) per annum and may be prepaid without penalty commencing nine (9) months after its issuance date. If the Short-Term Note is prepaid prior to nine (9) months after its issuance date, a 0.5% prepayment penalty is due. The Company capitalized $20,000 in interest charges and $4,134 in debt issuance costs during the year ended December 31, 2022 related to the Lago Vista project in accordance with ASC 835-20. The Company capitalized $112,348 in interest charges and $23,727 in debt issuance costs as of December 31, 2021 related to the Lago Vista project in accordance with ASC 835-20. On July 14, 2022, the Company entered into a renewal and extension of the Short-Term Note, with a maturity date of January 14, 2023 and all other terms remaining the same.

On September 8, 2022, the Company entered into a Second Real Estate Lien Note, in the principal amount of $500,000, with similar terms to the Short-Term Note (“Second Short-Term Note”). The Second Short-Term Note has a maturity date of January 14, 2023.

On October 29, 2021, SG Echo, a subsidiary of the Company, entered into a Loan Agreement (“Loan Agreement”) with the Durant Industrial Authority (the “Authority”) pursuant to which it received $750,000 to be used for renovation improvements related to the Company’s second manufacturing facility and issued to the Authority a non-interest bearing Forgivable Promissory Note in the principal amount of $750,000 (the “Forgivable Note”). The Forgivable Note is due on April 29, 2029 and guaranteed by the Company, provided, if no event of default has occurred under the Forgivable Note or Loan Agreement, one-third (1/3) of the balance of the Forgivable Note will be forgiven on April 29, 2027, one-half (1/2) of the balance of the Forgivable Note will be forgiven on April 29, 2028, and the remainder of the balance of the Forgivable Note will be forgiven on April 29, 2029. The Loan Agreement includes a covenant by SG Echo to employ a minimum of 75 full-time employees in Durant Oklahoma and pay them no less than 1.5 times the federal minimum wage, and provides SG Echo 24 months to comply with the provision.

In August 2022, SG DevCorp entered into a $148,300 promissory note (“2022 Note”) to purchase property. The 2022 Note bears annual interest at the rate of 9.75%, with interest payments due  monthly until its maturity on September 1, 2023.The 2022 Note is secured by the underlying property.